Common Stock and Stock Plans, Common Stock Shares Outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock Shares Outstanding [Line Items]
Common Stock, Shares, Outstanding, Beginning Balance	3,288.9	3,598.9	3,833.8
Common Stock, Shares, Outstanding, Ending Balance	3,092.6	3,288.9	3,598.9
Common stock [Member]
Common Stock Shares Outstanding [Line Items]
Issued, shares	24.9	22.8	37.2
Treasury Stock, Common [Member]
Common Stock Shares Outstanding [Line Items]
Repurchased, shares	(221.2)	(332.8)	(272.1)